Land and Other Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Land and Other Inventories [Abstract]
Land held for future development	$ 21,403	$ 20,844
Land developed and in process of development	348,648	269,764
Homes completed or under construction	212,480	92,576
Total Land and other inventories	582,531	383,184
Interest incurred	28,207	18,107	$ 9,296
Interest capitalized	(19,168)	(12,302)	(6,466)
Interest expense	$ 9,039	$ 5,805	$ 2,830